Income tax receivables and payables (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Income tax receivables and payables
Income tax receivables, Current	€ 695	€ 460
Income taxes receivables, Non current	129	142
Income tax payables, Current	587	1,685
Income tax payables, Non current	€ 40	€ 38